Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 178,698	$ 162,948
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,974	7,138
Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,900	7,070
Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	74	68
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,821	3,081
Canada | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,821	3,081
Canada | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
U.S. | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,674	2,253
U.S. | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,600	2,185
U.S. | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	74	68
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	71	105
United Kingdom | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	71	105
United Kingdom | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Other | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,408	1,699
Other | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,408	1,699
Other | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0